CORPORATE INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Corporate Information and Statement of IFRS Compliance [Abstract]
Deficit	$ 148,151	$ 100,661
Cash	16,633	53,641
Working capital	17,522	50,447
Profit (loss)	(47,490)	(67,631)
Cash flows from (used in) operating activities	$ (47,431)	$ (45,207)